Leases (Details) - Schedule of Breakdown and Composition of Right of use - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Schedule of Breakdown and Composition of Right of use [Line Items]
Right of use beginning	R$ 7,619		R$ 3,639	R$ 2,429
Additions	2,669	[1]	3,810	919
Remeasurement	297		696	628
Write-off	(1,824)	[1]	(70)	(92)
Amortization	(508)		(359)	(249)
Transters and others	(31)		(97)	4
Right of use ending	8,222		7,619	3,639
Historical cost	9,959		9,010	4,655
Accumulated amortization	(1,737)		(1,391)	(1,016)
Buildings [member]
Schedule of Breakdown and Composition of Right of use [Line Items]
Right of use beginning	7,593		3,604	2,423
Additions	2,669	[1]	3,810	885
Remeasurement	296		695	628
Write-off	(1,824)	[1]	(70)	(92)
Amortization	(500)		(351)	(244)
Transters and others	(31)		(95)	4
Right of use ending	8,203		7,593	3,604
Historical cost	9,879		8,924	4,566
Accumulated amortization	(1,676)		(1,331)	(962)
Equipment [Member]
Schedule of Breakdown and Composition of Right of use [Line Items]
Right of use beginning	8		16	6
Additions		[1]		16
Remeasurement
Write-off		[1]
Amortization	(5)		(6)	(5)
Transters and others			(2)	(1)
Right of use ending	3		8	16
Historical cost	51		57	61
Accumulated amortization	(48)		(49)	(45)
Assets and rights [Member]
Schedule of Breakdown and Composition of Right of use [Line Items]
Right of use beginning	18		19
Additions		[1]		18
Remeasurement	1		1
Write-off		[1]
Amortization	(3)		(2)
Transters and others				1
Right of use ending	16		18	19
Historical cost	29		29	28
Accumulated amortization	R$ (13)		R$ (11)	R$ (9)

[1]	As disclosed in note 1.4, on June 23, 2023, Casino, through its subsidiaries Wilkes, GIBV and Segisor, sold its common shares, changing the Company’s shareholding structure. Due to the change in the shareholding structure, some rental agreements were renegotiated, resulting in a net increase of R$476 in the lease. Management, based on IFRS 16 - Leases, assessed and concluded this transaction as the termination of the previous agreement and the recognition of a new agreement, maturing in 2045, due to the substantial change in scope, which mainly includes the modification of the leased assets and change in contract amounts. In the year ended December 31, 2023, the renegotiation process was concluded.